REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.5%
	AEROSPACE & DEFENSE — 0.2%
98,000	Bombardier, Inc.(a)	7.8750	04/15/27	$90,886
89,000	Howmet Aerospace, Inc.	6.8750	05/01/25	93,783
214,000	TransDigm, Inc.	6.3750	06/15/26	214,284
99,000	TransDigm, Inc.	5.5000	11/15/27	93,890
				492,843
	AUTOMOTIVE — 0.3%
96,000	American Axle & Manufacturing, Inc.	6.2500	03/15/26	90,966
206,000	Ford Motor Company	4.3460	12/08/26	202,727
94,000	Ford Motor Company	4.7500	01/15/43	77,607
88,000	Ford Motor Company	5.2910	12/08/46	75,927
214,000	Goodyear Tire & Rubber Company (The)	5.0000	05/31/26	210,545
				657,772
	BIOTECH & PHARMA — 0.1%
215,000	Bausch Health Companies, Inc.(a)	7.0000	01/15/28	119,977
107,000	Bausch Health Companies, Inc.(a)	6.2500	02/15/29	57,577
103,000	Endo Luxembourg Finance Company I Sarl / Endo US,(a)	6.1250	04/01/29	82,938
100,000	Par Pharmaceutical, Inc.(a)	7.5000	04/01/27	80,430
				340,922
	CABLE & SATELLITE — 0.4%
211,000	CCO Holdings, LLC / CCO Holdings Capital(a)	5.0000	02/01/28	204,002
95,000	CCO Holdings, LLC / CCO Holdings Capital(a)	5.3750	06/01/29	90,701
98,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.7500	03/01/30	89,317
100,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.5000	08/15/30	89,064
102,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.2500	02/01/31	88,635
96,000	DISH DBS Corporation	5.8750	11/15/24	88,599
92,000	DISH DBS Corporation	7.7500	07/01/26	76,616
207,000	DISH DBS Corporation	7.3750	07/01/28	148,454
204,000	Sirius XM Radio, Inc.(a)	5.5000	07/01/29	200,151
102,000	Sirius XM Radio, Inc.(a)	4.1250	07/01/30	91,917
				1,167,456
	CHEMICALS — 0.1%
208,000	Avient Corporation	5.2500	03/15/23	208,502
138,000	Olin Corporation	5.5000	08/15/22	138,173
				346,675

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.5% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.1%
95,000	Prime Security Services Borrower, LLC / Prime(a)	5.7500	04/15/26	$96,697
126,000	RR Donnelley & Sons Company	8.2500	07/01/27	118,022
				214,719
	CONTAINERS & PACKAGING — 0.3%
209,000	Ball Corporation	4.0000	11/15/23	208,744
197,000	Pactiv, LLC B	7.9500	12/15/25	175,823
173,000	Sealed Air Corporation(a)	6.8750	07/15/33	183,178
				567,745
	ELECTRIC UTILITIES — 0.4%
219,000	Calpine Corporation(a)	5.1250	03/15/28	206,954
94,000	FirstEnergy Corporation	4.4000	07/15/27	92,267
214,000	PG&E Corporation	5.0000	07/01/28	196,310
329,000	Talen Energy Supply, LLC	6.5000	06/01/25	244,850
214,000	Vistra Operations Company, LLC(a)	5.5000	09/01/26	217,103
				957,484
	ELECTRICAL EQUIPMENT — 0.1%
199,000	WESCO Distribution, Inc.(a)	7.2500	06/15/28	206,467

	ENTERTAINMENT CONTENT — 0.2%
384,000	Diamond Sports Group, LLC / Diamond Sports Finance(a)	5.3750	08/15/26	84,960
196,000	Liberty Interactive, LLC	8.5000	07/15/29	132,316
218,000	Univision Communications, Inc.(a)	5.1250	02/15/25	212,259
				429,535
	FOOD — 0.4%
98,000	Kraft Heinz Foods Company	3.0000	06/01/26	95,014
94,000	Kraft Heinz Foods Company	3.8750	05/15/27	93,531
82,000	Kraft Heinz Foods Company	6.3750	07/15/28	91,166
67,000	Kraft Heinz Foods Company(a)	7.1250	08/01/39	77,814
83,000	Kraft Heinz Foods Company	5.0000	06/04/42	80,911
80,000	Kraft Heinz Foods Company	5.2000	07/15/45	79,759
88,000	Kraft Heinz Foods Company	4.3750	06/01/46	78,171
82,000	Kraft Heinz Foods Company	4.8750	10/01/49	77,563
73,000	Post Holdings, Inc.(a)	5.7500	03/01/27	72,904
102,000	Post Holdings, Inc.(a)	4.6250	04/15/30	91,630

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.5% (Continued)
	FOOD — 0.4% (Continued)
104,000	Post Holdings, Inc.(a)	4.5000	09/15/31	$91,799
				930,262
	FORESTRY, PAPER & WOOD PRODUCTS — 0.1%
220,000	Louisiana-Pacific Corporation(a)	3.6250	03/15/29	191,083

	HEALTH CARE FACILITIES & SERVICES — 0.7%
95,000	Centene Corporation	4.6250	12/15/29	93,813
99,000	Centene Corporation	3.3750	02/15/30	90,104
100,000	Centene Corporation	3.0000	10/15/30	89,377
104,000	Centene Corporation	2.5000	03/01/31	89,375
100,000	CHS/Community Health Systems, Inc.(a)	6.8750	04/15/29	55,771
216,000	DaVita, Inc.(a)	4.6250	06/01/30	177,533
108,000	DaVita, Inc.(a)	3.7500	02/15/31	82,335
92,000	HCA, Inc.	5.3750	02/01/25	93,998
193,000	HCA, Inc.	5.8750	02/15/26	199,713
87,000	HCA, Inc.	5.6250	09/01/28	90,120
97,000	HCA, Inc.	3.5000	09/01/30	88,673
97,000	Tenet Healthcare Corporation(a)	6.1250	10/01/28	94,688
193,000	Tenet Healthcare Corporation	6.8750	11/15/31	186,483
				1,431,983
	HOME & OFFICE PRODUCTS — 0.1%
210,000	Newell Brands, Inc.	4.1000	04/01/23	209,660
94,000	Newell Brands, Inc.	4.2000	04/01/26	92,953
				302,613
	HOME CONSTRUCTION — 0.1%
139,000	Beazer Homes USA, Inc. B	6.7500	03/15/25	132,977
212,000	Toll Brothers Finance Corporation B	4.3750	04/15/23	211,826
				344,803
	INSURANCE — 0.2%
219,000	Genworth Holdings, Inc.	4.8000	02/15/24	219,175
42,000	MBIA, Inc.	6.6250	10/01/28	40,159
207,000	Radian Group, Inc.	4.5000	10/01/24	204,491
				463,825

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.5% (Continued)
	INTERNET MEDIA & SERVICES — 0.2%
89,000	Netflix, Inc.	4.8750	04/15/28	$88,535
84,000	Netflix, Inc.	5.8750	11/15/28	87,352
188,000	Netflix, Inc.(a)	4.8750	06/15/30	185,886
				361,773
	LEISURE FACILITIES & SERVICES — 0.5%
105,000	1011778 BC ULC / New Red Finance, Inc.(a)	4.0000	10/15/30	91,754
97,000	Carnival Corporation(a)	7.6250	03/01/26	84,119
100,000	Carnival Corporation(a)	5.7500	03/01/27	80,438
135,000	Carnival Corporation	6.6500	01/15/28	95,758
104,000	Hilton Domestic Operating Company, Inc.(a)	3.6250	02/15/32	89,971
201,000	MGM Resorts International	5.7500	06/15/25	199,493
101,000	NCL Corporation Ltd.(a)	5.8750	03/15/26	82,659
214,000	Royal Caribbean Cruises Ltd.	5.2500	11/15/22	212,612
100,000	Royal Caribbean Cruises Ltd.(a)	5.5000	04/01/28	75,786
				1,012,590
	METALS & MINING — 0.1%
101,000	FMG Resources August 2006 Pty Ltd.(a)	4.3750	04/01/31	88,022
82,000	Freeport-McMoRan, Inc.	5.4500	03/15/43	77,008
98,000	Novelis Corporation(a)	4.7500	01/30/30	90,797
				255,827
	OIL & GAS PRODUCERS — 1.0%
204,000	Apache Corporation	4.8750	11/15/27	192,669
91,000	Apache Corporation	5.1000	09/01/40	81,143
98,000	Cheniere Energy Partners, L.P.	4.0000	03/01/31	90,928
39,000	Cheniere Energy, Inc.(a)	4.6250	10/15/28	38,023
73,000	Cheniere Energy, Inc.	4.6250	10/15/28	71,171
95,000	Comstock Resources, Inc.(a)	6.7500	03/01/29	94,288
85,000	Continental Resources Inc/OK(a)	5.7500	01/15/31	83,925
214,000	EQM Midstream Partners, L.P.	4.0000	08/01/24	205,401
96,000	EQT Corporation	3.9000	10/01/27	93,575
199,000	Murphy Oil Corporation	7.0500	05/01/29	194,561
220,000	New Fortress Energy, Inc.(a)	6.7500	09/15/25	215,064
105,000	New Fortress Energy, Inc.(a)	6.5000	09/30/26	99,902
101,000	NGL Energy Operating, LLC / NGL Energy Finance(a)	7.5000	02/01/26	92,715

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.5% (Continued)
	OIL & GAS PRODUCERS — 1.0% (Continued)
100,000	Occidental Petroleum Corporation	2.9000	08/15/24	$99,250
201,000	Occidental Petroleum Corporation	5.5500	03/15/26	206,786
101,000	Occidental Petroleum Corporation	3.5000	08/15/29	95,093
76,000	Occidental Petroleum Corporation	8.8750	07/15/30	91,101
83,000	Occidental Petroleum Corporation	6.6250	09/01/30	92,181
85,000	Occidental Petroleum Corporation	6.1250	01/01/31	91,467
80,000	Occidental Petroleum Corporation	6.4500	09/15/36	89,071
161,000	Ovintiv, Inc.	8.1250	09/15/30	186,229
93,000	Western Midstream Operating, L.P.	5.3000	02/01/30	86,697
				2,591,240
	OIL & GAS SERVICES & EQUIPMENT — 0.2%
245,000	Nabors Industries, Inc. B	5.7500	02/01/25	225,008
278,000	Transocean, Inc.(a)	8.0000	02/01/27	187,062
				412,070
	REAL ESTATE INVESTMENT TRUSTS — 0.3%
213,000	Iron Mountain, Inc.(a)	4.8750	09/15/27	202,964
98,000	Iron Mountain, Inc.(a)	5.2500	07/15/30	91,891
215,000	iStar, Inc.	4.2500	08/01/25	205,300
101,000	MPT Operating Partnership, L.P. / MPT Finance	3.5000	03/15/31	87,173
99,000	SBA Communications Corporation	3.8750	02/15/27	94,575
106,000	SBA Communications Corporation	3.1250	02/01/29	92,901
				774,804
	REAL ESTATE SERVICES — 0.1%
212,000	Realogy Group, LLC / Realogy Co-Issuer Corporation(a)	4.8750	06/01/23	209,604

	RETAIL - CONSUMER STAPLES — 0.2%
104,000	Albertsons Companies Inc / Safeway Inc / New(a)	3.5000	03/15/29	91,295
178,000	New Albertsons, L.P.	8.0000	05/01/31	180,652
236,000	Rite Aid Corporation B	7.7000	02/15/27	165,776
120,000	Safeway, Inc.	7.2500	02/01/31	118,132
				555,855
	RETAIL - DISCRETIONARY — 0.1%
101,000	Magic MergerCo, Inc.(a)	7.8750	05/01/29	69,435

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.5% (Continued)
	RETAIL - DISCRETIONARY — 0.1% (Continued)
224,000	Staples, Inc.(a)	10.7500	04/15/27	$167,507
				236,942
	SEMICONDUCTORS — 0.1%
206,000	Amkor Technology, Inc.(a)	6.6250	09/15/27	205,014

	SPECIALTY FINANCE — 0.3%
210,000	Navient Corporation	5.5000	01/25/23	211,438
208,000	OneMain Finance Corporation	5.6250	03/15/23	208,335
91,000	OneMain Finance Corporation	6.8750	03/15/25	89,524
89,000	OneMain Finance Corporation	7.1250	03/15/26	86,335
				595,632
	STEEL — 0.1%
208,000	United States Steel Corporation	6.6500	06/01/37	179,534

	TECHNOLOGY HARDWARE — 0.3%
172,000	Dell, Inc.	7.1000	04/15/28	190,739
99,000	Imola Merger Corporation(a)	4.7500	05/15/29	92,344
137,000	Pitney Bowes, Inc.	4.6250	03/15/24	130,228
93,000	Western Digital Corporation	4.7500	02/15/26	91,727
212,000	Xerox Corporation	3.8000	05/15/24	206,136
				711,174
	TECHNOLOGY SERVICES — 0.2%
189,000	Sabre GLBL, Inc.(a)	9.2500	04/15/25	192,528
201,000	Unisys Corporation(a)	6.8750	11/01/27	188,740
				381,268
	TELECOMMUNICATIONS — 0.6%
199,000	CenturyLink, Inc.	7.5000	04/01/24	204,989
92,000	Embarq Corporation	7.9950	06/01/36	75,928
215,000	Frontier Communications Corporation(a)	5.0000	05/01/28	202,393
81,000	Sprint Capital Corporation	6.8750	11/15/28	91,033
68,000	Sprint Capital Corporation	8.7500	03/15/32	88,181
92,000	Sprint Corporation	7.8750	09/15/23	95,432
90,000	Sprint Corporation	7.1250	06/15/24	94,293
88,000	Sprint Corporation	7.6250	02/15/25	93,822

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.5% (Continued)
	TELECOMMUNICATIONS — 0.6% (Continued)
181,000	Sprint Corporation	7.6250	03/01/26	$198,844
84,000	Telecom Italia Capital S.A.	7.2000	07/18/36	69,909
81,000	Telecom Italia Capital S.A.	7.7210	06/04/38	67,447
98,000	T-Mobile USA, Inc.	3.5000	04/15/31	90,873
85,000	Vodafone Group plc(b)	7.0000	04/04/79	89,562
96,000	Windstream Escrow, LLC / Windstream Escrow Finance(a)	7.7500	08/15/28	86,381
105,000	Zayo Group Holdings, Inc.(a)	4.0000	03/01/27	91,704
				1,640,791
	TRANSPORTATION & LOGISTICS — 0.4%
82,000	American Airlines, Inc.(a)	11.7500	07/15/25	90,778
97,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)	5.5000	04/20/26	95,896
95,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)	5.7500	04/20/29	91,656
87,000	Delta Air Lines, Inc.	7.3750	01/15/26	91,468
97,000	Hawaiian Brand Intellectual Property Ltd. /(a)	5.7500	01/20/26	94,145
213,000	United Airlines Holdings, Inc.	5.0000	02/01/24	209,392
99,000	United Airlines, Inc.(a)	4.3750	04/15/26	94,759
99,000	United Airlines, Inc.(a)	4.6250	04/15/29	91,337
				859,431

	TOTAL CORPORATE BONDS (Cost $22,789,218)			20,029,736

	U.S. GOVERNMENT & AGENCIES — 20.2%
	U.S. TREASURY NOTES — 20.2%
12,572,000	United States Treasury Note	0.8750	01/31/24	12,189,929
8,463,000	United States Treasury Note	2.5000	05/31/24	8,399,528
10,074,000	United States Treasury Note	1.1250	01/15/25	9,660,415
5,028,000	United States Treasury Note	1.5000	01/31/27	4,768,940
1,810,000	United States Treasury Note	3.1250	11/15/28	1,852,068
1,508,000	United States Treasury Note	2.6250	02/15/29	1,501,403
1,508,000	United States Treasury Note	2.3750	05/15/29	1,478,606
1,206,000	United States Treasury Note	1.5000	02/15/30	1,113,006
3,654,000	United States Treasury Note	0.6250	08/15/30	3,125,454
1,576,000	United States Treasury Note	0.8750	11/15/30	1,373,706

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 20.2% (Continued)
	U.S. TREASURY NOTES — 20.2% (Continued)
2,146,000	United States Treasury Note	1.6250	05/15/31	$1,979,434
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $49,769,448)			47,442,489

Shares
	SHORT-TERM INVESTMENTS — 61.6%
	U.S. TREASURY BILLS — 46.9%
24,000,000	United States Treasury Bill(c)	0.0000	08/04/22	23,996,380
12,908,000	United States Treasury Bill(c)	0.0000	09/08/22	12,879,404
24,000,000	United States Treasury Bill(c)	0.0000	11/03/22	23,847,060
17,629,000	United States Treasury Bill(c)	0.0000	01/26/23	17,386,505
24,000,000	United States Treasury Bill(c)	0.0000	04/20/23	23,515,082
8,611,000	United States Treasury Bill(c)	0.0000	05/18/23	8,420,329
	TOTAL U.S. TREASURY BILLS (Cost $110,523,816)			110,044,760

	MONEY MARKET FUNDS - 14.7%
34,541,304	First American Government Obligations Fund Class X, 1.70%(d)			34,541,304
	TOTAL MONEY MARKET FUNDS (Cost $34,541,304)

	TOTAL SHORT-TERM INVESTMENTS (Cost $145,065,120)			144,586,064

	TOTAL INVESTMENTS - 90.3% (Cost $217,623,786)			$212,058,289
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.7%			22,803,253
	NET ASSETS - 100.0%			$234,861,542

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is 7,559,552 or 3.2% of net assets.

(b)	Variable rate security; the rate shown represents the rate on July 31, 2022.

(c)	Zero coupon bond.

(d)	Rate disclosed is the seven day effective yield as of July 31, 2022.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

CREDIT DEFAULT SWAP

Notional	Premiums Paid			Expiration	Pay/Receive			Unrealized
Amount	(Received)	Reference Entity (I)	Counterparty	Date	Fixed Rate	Fixed Rate	Value	Appreciation
$35,640,000	173,663	To Sell Protection - CDX HY CDSI S38 5Y PRC, pays Quarterly	BNP Paribas	6/20/2027	Receive	5.00%	$603,694	$430,031
TOTAL							$603,694	$430,031

(I)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index. The swap itself does not have a credit rating, however the underlying holdings of the swap are comprised of non-investment grade entities, with ratings of B and BB.

TOTAL RETURN SWAPS *
						Unrealized
	Number of			Termination		Appreciation
Security	Shares	Notional Value	Interest Rate Payable	Date	Counterparty	(Depreciation)
BlackRock High Yield Bond Portfolio - Institutional Class	7,624,633	$52,000,000	3-Mth USD_LIBOR + 175 bps	7/31/2025	Barclays	$1,244,337
BlackRock High Yield Bond Portfolio - Institutional Shares	1,659,452	11,517,261	3-Mth USD_LIBOR + 161 bps	7/31/2023	Goldman Sachs	65,714
Invesco High Yield Municpal Fund	3,289,474	30,000,000	3-Mth USD_LIBOR + 161 bps	7/31/2025	Barclays	253,108
iShares IBOXX High Yield Corporate Bond	313,664	23,969,513	1-Mth USD_LIBOR + 30 bps	10/24/2022	Societe Generale	550,882
Lord Abbett High Yield Fund	11,453,397	72,669,039	3-Mth USD_LIBOR + 161 bps	7/20/2023	Goldman Sachs	1,696,768
Mainstay MacKay High Yield Corporate Bond Fund - Institutional	14,371,257	72,107,782	3-Mth USD_LIBOR + 161 bps	7/21/2023	Goldman Sachs	1,127,541
Nuveen High Yield Municipal Bond Fund	166,398	2,557,542	3-Mth USD_LIBOR + 150 bps	12/31/2049	Barclays	147,756
TOTAL						$5,086,106

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swaps do not reset; payments only occur at termination.

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 97.9%
	FIXED INCOME - 97.9%
11,286	American Century High-Yield Municipal Fund, Class I	$104,738
12,528	BlackRock High Yield Municipal Fund, Institutional Class	116,759
2,835,629	Invesco Rochester Municipal Opportunities Fund, Class Y	20,473,241
1,801,802	Lord Abbett High Yield Municipal Bond Fund, Class I	20,252,252
13,516	MFS Municipal High Income Fund, Class I	104,341
13,501	Northern High Yield Municipal Fund	106,931
3,167,102	Nuveen High Yield Municipal Bond Fund, Class I	51,433,735
1,040,466	Nuveen Short Duration High Yield Municipal Bond, Class I	10,258,999
2,888,823	PIMCO High Yield Municipal Bond Fund, Institutional Class	25,392,752
3,071,020	Pioneer High Income Municipal Fund, Class Y	20,268,735
7,984	Western Asset Municipal High Income Fund, Class I	104,431
	TOTAL OPEN END FUNDS (Cost $146,237,384)	148,616,914

	SHORT-TERM INVESTMENTS — 1.6%
	MONEY MARKET FUNDS - 1.6%
872,591	BlackRock Liquidity Funds MuniCash, Institutional Class, 0.96%(a)	872,853
1,177,438	First American Government Obligations Fund, Class X, 1.70%(a)	1,177,438
3,229	JPMorgan Municipal Money Market Fund, Agency Class, 0.94%(a)	3,229
314,658	JPMorgan Tax Free Money Market Fund, Agency Class, 0.91%(a)	314,707
	TOTAL MONEY MARKET FUNDS (Cost $2,368,058)	2,368,227

	TOTAL INVESTMENTS - 99.5% (Cost $148,605,442)	$150,985,141
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	758,907
	NET ASSETS - 100.0%	$151,744,048

(a)	Rate disclosed is the seven day effective yield as of July 31, 2022.

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2022

TOTAL RETURN SWAPS *
	Number of			Termination		Unrealized
Security	Shares	Notional Value	Interest Rate Payable	Date	Counterparty	Appreciation
Invesco High Yield Municipal Fund	2,192,982	$20,000,000	3-Mth USD_LIBOR + 175 bps	7/31/2025	Barclays	$168,738
Nuveen High Yield Municipal Bond	462,963	7,500,000	3-Mth USD_LIBOR + 161 bps	7/31/2025	Barclays	17,681
PIMCO High Yield Municipal Bond	2,866,972	25,000,000	3-Mth USD_LIBOR + 175 bps	7/31/2025	Barclays	192,313
Invesco High Yield Municipal Fund	219,539	1,949,506	3-Mth USD_LIBOR + 161 bps	5/30/2023	Goldman Sachs	65,875
TOTAL						$444,607

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swaps do not reset; payments only occur at termination.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 29.4%
	U.S. TREASURY NOTES — 29.4%
10,000,000 USD	United States Treasury Note	1.3750	02/15/23	$9,919,404
12,234,000 USD	United States Treasury Note	2.5000	05/31/24	12,142,245
14,060,000 USD	United States Treasury Note	1.1250	01/15/25	13,482,771
7,025,000 USD	United States Treasury Note	1.5000	01/31/27	6,663,048
7,163,000 USD	United States Treasury Note	1.3750	12/31/28	6,614,583
5,500,000 USD	United States Treasury Note	1.5000	02/15/30	5,075,898
7,266,000 USD	United States Treasury Note	1.3750	11/15/31	6,517,261
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $62,904,773)			60,415,210

Shares
	SHORT-TERM INVESTMENTS — 61.8%
	U.S. TREASURY BILLS — 15.1%
18,866,000 USD	United States Treasury Bill(a)	0.0000	09/08/22	18,824,206
12,446,000 USD	United States Treasury Bill(a)	0.0000	05/18/23	12,170,412
	TOTAL U.S. TREASURY BILLS (Cost $31,086,615)			30,994,618

	MONEY MARKET FUNDS - 46.7%
95,515,756	First American Government Obligations Fund, Class X, 1.70%(b)			95,515,756
473,225	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, Institutional Class, 1.96%(b)			473,320
	TOTAL MONEY MARKET FUNDS (Cost $95,989,076)			95,989,076

	TOTAL SHORT-TERM INVESTMENTS (Cost $127,075,691)			126,983,694

	TOTAL INVESTMENTS - 91.2% (Cost $189,980,464)			$187,398,904
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.8%			18,072,593
	NET ASSETS - 100.0%			$205,471,497

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2022.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2022

TOTAL RETURN SWAPS*

Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Unrealized Appreciation
AP Moller - Maersk A/S	542	8,861,700	1-Mth LIBOR +0.30%	2/28/2023	Societe Generale	$227,712
GN Store Nord AS	34,406	8,556,772	1-Mth LIBOR +0.30%	2/28/2023	Societe Generale	17,951
						245,663

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receieve the total return on the securities, including dividends and provide a fee to the counterparty. The swaps do not reset; payments only occur at termination.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 56.6%
	ADVERTISING & MARKETING - 1.8%
60,514	Interpublic Group of Companies, Inc. (The)	$1,807,553
25,903	Omnicom Group, Inc.	1,809,066
		3,616,619
	APPAREL & TEXTILE PRODUCTS - 0.8%
37,468	VF Corporation	1,674,070

	AUTOMOTIVE - 0.9%
2,071	Tesla, Inc.(a)	1,846,193

	BANKING - 0.2%
3,810	JPMorgan Chase & Company	439,522

	BIOTECH & PHARMA - 3.7%
11,990	AbbVie, Inc.	1,720,685
1,844	Eli Lilly and Company	607,948
29,041	Gilead Sciences, Inc.	1,735,200
35,398	Pfizer, Inc.	1,787,953
176,557	Viatris, Inc.	1,710,837
		7,562,623
	CHEMICALS - 1.8%
34,525	Dow, Inc.	1,837,075
20,338	LyondellBasell Industries N.V., Class A	1,812,523
		3,649,598
	CONTAINERS & PACKAGING - 1.8%
144,230	Amcor PLC	1,867,778
42,115	International Paper Company	1,801,259
		3,669,037
	DIVERSIFIED INDUSTRIALS - 0.9%
13,569	3M Company	1,943,624

	E-COMMERCE DISCRETIONARY - 1.4%
20,932	Amazon.com, Inc.(a)	2,824,773

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 56.6% (Continued)
	ELECTRIC UTILITIES - 4.7%
29,354	Edison International	$1,989,321
47,487	FirstEnergy Corporation	1,951,716
26,011	Pinnacle West Capital Corporation	1,911,028
66,592	PPL Corporation	1,936,495
25,248	Southern Company (The)	1,941,319
		9,729,879
	FOOD - 1.7%
54,561	Conagra Brands, Inc.	1,866,532
46,862	Kraft Heinz Company (The)	1,725,927
		3,592,459
	HEALTH CARE FACILITIES & SERVICES - 1.2%
32,403	Cardinal Health, Inc.	1,929,923
915	UnitedHealth Group, Inc.	496,241
		2,426,164
	HOME & OFFICE PRODUCTS - 1.8%
91,162	Newell Brands, Inc.	1,842,384
10,909	Whirlpool Corporation	1,885,839
		3,728,223
	INSURANCE - 0.9%
18,927	Prudential Financial, Inc.	1,892,510

	INTERNET MEDIA & SERVICES - 1.3%
14,560	Alphabet, Inc., Class A(a)	1,693,619
6,038	Meta Platforms, Inc., Class A(a)	960,646
		2,654,265
	LEISURE FACILITIES & SERVICES - 0.9%
14,808	Darden Restaurants, Inc.	1,843,448

	MACHINERY - 1.7%
8,707	Snap-on, Inc.	1,950,803
15,936	Stanley Black & Decker, Inc.	1,551,051
		3,501,854

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 56.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.3%
994	Thermo Fisher Scientific, Inc.	$594,820

	METALS & MINING - 0.7%
33,632	Newmont Corporation	1,522,857

	MULTI ASSET CLASS REIT - 0.9%
60,636	Vornado Realty Trust	1,842,728

	OIL & GAS PRODUCERS - 4.7%
64,516	Coterra Energy, Inc.	1,973,544
104,730	Kinder Morgan, Inc.	1,884,093
31,093	ONEOK, Inc.	1,857,496
8,415	Pioneer Natural Resources Company	1,993,935
55,970	Williams Companies, Inc. (The)	1,908,017
		9,617,085
	RETAIL - CONSUMER STAPLES - 0.9%
46,765	Walgreens Boots Alliance, Inc.	1,852,829

	RETAIL - DISCRETIONARY - 1.3%
23,413	Best Buy Company, Inc.	1,802,567
1,937	Home Depot, Inc. (The)	582,921
1,678	Lowe’s Companies, Inc.	321,387
		2,706,875
	RETAIL REIT - 0.9%
17,430	Simon Property Group, Inc.	1,893,595

	SEMICONDUCTORS - 1.9%
4,587	Advanced Micro Devices, Inc.(a)	433,334
645	Broadcom, Inc.	345,385
44,587	Intel Corporation	1,618,953
6,447	NVIDIA Corporation	1,170,969
2,600	QUALCOMM, Inc.	377,156
		3,945,797

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 56.6% (Continued)
	SOFTWARE - 3.0%
1,196	Adobe, Inc.(a)	$490,504
685	Intuit, Inc.	312,476
18,859	Microsoft Corporation	5,294,476
		6,097,456
	SPECIALTY REITS - 0.9%
38,428	Iron Mountain, Inc.	1,863,374

	TECHNOLOGY HARDWARE - 5.4%
36,746	Apple, Inc.	5,971,592
40,909	Cisco Systems, Inc.	1,856,041
129,543	Hewlett Packard Enterprise Company	1,844,692
22,291	Seagate Technology Holdings plc	1,782,834
		11,455,159
	TECHNOLOGY SERVICES - 1.2%
13,878	International Business Machines Corporation	1,815,103
1,034	Mastercard, Inc., Class A	365,819
1,723	Visa, Inc., Class A	365,466
		2,546,388
	TELECOMMUNICATIONS - 2.5%
87,272	AT&T, Inc.	1,638,968
164,533	Lumen Technologies, Inc.	1,791,764
36,021	Verizon Communications, Inc.	1,663,810
		5,094,542
	TIMBER REIT - 0.9%
51,516	Weyerhaeuser Company	1,871,061

	TOBACCO & CANNABIS - 1.8%
42,065	Altria Group, Inc.	1,844,971
19,747	Philip Morris International, Inc.	1,918,422
		3,763,393
	TRANSPORTATION & LOGISTICS - 0.9%
9,701	United Parcel Service, Inc., Class B	1,890,628

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares				Fair Value
	COMMON STOCKS — 56.6% (Continued)
	TRANSPORTATION EQUIPMENT - 0.9%
8,791	Cummins, Inc.			$1,945,536

	TOTAL COMMON STOCKS (Cost $114,401,893)			117,098,984

	EXCHANGE-TRADED FUNDS — 17.3%
	EQUITY - 17.3%
103,359	iShares Core S&P Small-Cap ETF			10,500,241
219,987	Schwab International Small-Cap Equity ETF			7,367,365
66,896	Vanguard FTSE All World ex-US Small-Cap ETF			7,313,071
53,641	Vanguard Small-Cap ETF			10,448,730
	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,113,791)			35,629,407

	OPEN END FUNDS — 0.1%
	FIXED INCOME - 0.1%
9,919	Nuveen California High Yield Municipal Bond Fund			86,297
5,664	Nuveen High Yield Municipal Bond Fund, Class I			91,991
	TOTAL OPEN END FUNDS (Cost $206,474)			178,288

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 14.6%
	U.S. TREASURY NOTES — 14.6%
6,489,000	United States Treasury Note	2.5000	05/31/24	6,440,333
8,136,000	United States Treasury Note	1.1250	01/15/25	7,801,979
4,054,000	United States Treasury Note	1.5000	01/31/27	3,845,124
977,000	United States Treasury Note	3.1250	11/15/28	999,708
814,000	United States Treasury Note	2.6250	02/15/29	810,439
815,000	United States Treasury Note	2.3750	05/15/29	799,114
6,502,000	United States Treasury Note	1.5000	02/15/30	6,000,634
1,972,000	United States Treasury Note	0.6250	08/15/30	1,686,753
851,000	United States Treasury Note	0.8750	11/15/30	741,766
1,158,000	United States Treasury Note	1.6250	05/15/31	1,068,119
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $32,138,489)			30,193,969

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 9.5%
	U.S. TREASURY BILLS — 5.5%
4,905,000	United States Treasury Bill(b)	0.0000	09/08/22	$4,894,134
6,606,000	United States Treasury Bill(b)	0.0000	05/18/23	6,459,725
	TOTAL U.S. TREASURY BILLS (Cost $11,397,093)			11,353,859

	MONEY MARKET FUNDS - 4.0%
5,642,857	First American Government Obligations Fund Class X, 1.70%(c)			5,642,857
2,534,425	Goldman Sachs Financial Square Government Fund, Administration Shares, 1.44%(c)			2,534,425
	TOTAL MONEY MARKET FUNDS (Cost $8,177,282)			8,177,282

	TOTAL SHORT-TERM INVESTMENTS (Cost $19,574,375)			19,531,141

	TOTAL INVESTMENTS - 98.1% (Cost $200,435,022)			$202,631,789
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%			3,874,436
	NET ASSETS - 100.0%			$206,506,225

ETF	- Exchange-Traded Fund

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2022.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

CREDIT DEFAULT SWAP
	Premiums
Notional	Paid			Expiration	Pay/Receive	Fixed		Unrealized
Amount	(Received)	Reference Entity (I)	Counterparty	Date	Fixed Rate	Rate	Value	Appreciation
$21,780,000	106,127	CDX HY CDSI S37 5Y PRC	BNP Paribas	6/20/2027	Receive	5.00%	368,924	$262,797

(I)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index. The swap itself does not have a credit rating, however the underlying holdings of the swap are comprised of non-investment grade entities, with ratings of B and BB.

TOTAL RETURN SWAPS *
	Number of	Notional	Interest Rate	Termination		Unrealized
Security	Shares	Value	Payable	Date	Counterparty	Appreciation
Invesco High Yield Municipal Fund	219,539	$1,949,506	1- Mth LIBOR + 30 bps	5/26/2023	Goldman Sachs	$65,875
SPDR Bloomberg BARC Convertible - Institutional Class	300,255	20,100,512	1- Mth LIBOR + 40 bps	7/20/2023	Barclays	295,509
Ishares IBOXX High Yield Corporate Bond	262,915	20,088,546	1- Mth LIBOR + 40 bps	7/20/2023	Barclays	456,473
iShares Preferred & Income - Institutional Class	596,925	20,084,556	1- Mth LIBOR + 40 bps	7/20/2023	Barclays	658,224
TOTAL						$1,476,081

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swaps do not reset; payments only occur at termination.